Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares	Other reserves [member]	Share based payments reserve	Hedge reserve	Warrants reserve	Equity components of convertible notes issued	Accumulated Other Comprehensive Income (loss) [1]	Retained earnings (deficit)	Total
Equity at beginning of period at Dec. 31, 2023	$ 474,361	$ 24,387	$ 10,620		$ 13,767		$ (439)	$ (97,768)	$ 400,541
Shares at beginning of period at Dec. 31, 2023	315,074,000
Shares issued pursuant to acquisition	$ 8,937								8,937
Shares issued pursuant to acquisition (in shares)	2,221,000
Share issuance costs	$ (71)								(71)
Warrants exercised (note 19)	$ 6,646	(716)			(716)				5,930
Warrants exercised (note 19) (in shares)	2,713,000
Options exercised (note 21)	$ 4,253	(1,158)	(1,158)						3,095
Options exercised (note 21) (in shares)	1,508,000
RSUs issued upon vesting (note 21)	$ 707	(707)	(707)
RSUs issued upon vesting (note 21) (in shares)	162,000
Share based payments (note 21)		3,376	3,376						3,376
Income for the year								88,981	88,981
Dividends declared									0
Other comprehensive loss							(3,344)		(3,344)
Equity at end of period at Dec. 31, 2024	$ 494,833	25,182	12,131		13,051		(3,783)	(8,787)	507,445
Shares at end of period at Dec. 31, 2024	321,678,000
Equity conversion option (note 15(b))		1,000				$ 1,000			1,000
Hedging loss transferred to inventory		762		$ 762					762
Warrants exercised (note 19)	$ 39,557	(4,179)			(4,179)				$ 35,378
Warrants exercised (note 19) (in shares)	16,147,000								396,202
Options exercised (note 21)	$ 8,792	(2,680)	(2,680)						$ 6,112
Options exercised (note 21) (in shares)	1,946,000
RSUs issued upon vesting (note 21)	$ 821	(821)	(821)
RSUs issued upon vesting (note 21) (in shares)	214,000
DSUs issued upon vesting (note 21)	$ 395	(395)	(395)
DSUs issued upon vesting (note 21) (in shares)	152,000
Share based payments (note 21)		4,610	4,610						4,610
Income for the year								106,895	106,895
Dividends declared								(5,102)	(5,102)
Other comprehensive loss		(889)		(889)			(57)		(946)
Equity at end of period at Dec. 31, 2025	$ 544,398	$ 22,590	$ 12,845	$ (127)	$ 8,872	$ 1,000	$ (3,840)	$ 93,006	$ 656,154
Shares at end of period at Dec. 31, 2025	340,137,000

[1]	Accumulated other comprehensive income